ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Details)					12 Months Ended
	Dec. 01, 2025 USD ($) $ / shares shares	Oct. 25, 2024 USD ($) $ / shares shares	Sep. 14, 2023 USD ($) $ / shares shares	Jun. 25, 2021 shares	Dec. 31, 2025 $ / shares shares	Nov. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares shares	Oct. 26, 2024 USD ($) $ / shares shares	Oct. 24, 2024 USD ($) $ / shares	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares
Business Acquisition [Line Items]
Share consolidation ratio	0.0333	0.0167	0.067		0.033
Ordinary shares, par value (in dollars per share)	$ 1.35	$ 0.045	$ 0.00075			$ 0.045			$ 0.00075		$ 0.00005
Preferred shares, par value (in dollars per share)			$ 0.00075
Common stock, authorized share capital | $	$ 1,505,316,695	$ 36,500,000	$ 50,000,000			$ 36,500,000		$ 36,500,000	$ 500,000	$ 36,500,000
Class A Ordinary Shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 1.35	$ 0.00075	$ 0.00075		$ 1.35		$ 1.35	$ 0.045		$ 0.00075
Ordinary shares, authorized | shares	1,015,049,250	796,106,500	660,461,733		1,015,049,250		1,015,049,250	796,106,500		48,660,461,733
Common Stock, Shares Redesignation | shares		47,766,390,000
Common Stock, Additional Shares Authorized | shares		48,000,000,000
Common Stock, Class A Shares Authorized But Unissued | shares		894,000,000
Series A Preferred Stock
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized | shares	6,000	6,000	6,000					6,000		6,000
Class B Ordinary Shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 1.35	$ 0.00075	$ 0.00075		$ 1.35		$ 1.35	$ 0.045		$ 0.00075
Ordinary shares, authorized | shares	100,000,000	15,000,000	6,000,000		100,000,000		100,000,000	15,000,000		6,000,000
Common Stock, Shares Redesignation | shares		900,000,000
Common Stock, Class A Shares Authorized But Unissued | shares		71,733
Common Stock, Reclassified Shares Authorized | shares		894,000,000
Series D convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001		$ 0.0001
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares, authorized | shares	6,000	6,000	6,000					6,000		6,000
Series F convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00005	$ 0.00005	$ 0.00005					$ 0.00005		$ 0.00005
Preferred shares, par value (in dollars per share)	$ 0.00005	$ 0.00005			0.00005		0.00005
Ordinary shares, authorized | shares	50,005	50,005	50,005					50,005		50,005
Series G convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00075	$ 0.00075	$ 0.00075					$ 0.00075		$ 0.00075
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075			0.00075		0.00075
Ordinary shares, authorized | shares	50,000	50,000	50,000					50,000		50,000
Series H convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00075	$ 0.00075	$ 0.00075					$ 0.00075		$ 0.00075
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075			0.00075		0.00075
Ordinary shares, authorized | shares	50,000	50,000	50,000					50,000		50,000
Series I convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00075	$ 0.00075	$ 0.00075					$ 0.00075		$ 0.00075
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075			$ 0.00075		$ 0.00075
Ordinary shares, authorized | shares	50,000	50,000	50,000					50,000		50,000
Series J convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00075	$ 0.00075	$ 0.00075					$ 0.00075		$ 0.00075
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075
Ordinary shares, authorized | shares	50,000	50,000	50,000					50,000		50,000
Series K convertible preferred shares
Business Acquisition [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.00075	$ 0.00075						$ 0.00075
Preferred shares, par value (in dollars per share)	$ 0.00075	$ 0.00075
Ordinary shares, authorized | shares	71,733	71,733						71,733
Common Stock, Reclassified Shares Authorized | shares		71,733
Haitaoche
Business Acquisition [Line Items]
Equity interest subscribed				100.00%
Issuance of shares through private placement | shares				4,935,700